SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements
Name	Background	Ownership
Yubo International Biotech Limited (“Yubo New York”)	• A holding company • Incorporated in New York
Platinum International Biotech Co. LTD (“Platinum”)	• A Cayman Island company • Incorporated on April 7, 2020 • A holding company	100% owned by Yubo New York
Platinum International Biotech (Hong Kong) Limited. (“Platinum HK”)	• A Hong Kong company • Incorporated on May 4, 2020 • A holding company	100% owned by Platinum
Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)	• A PRC company and deemed a wholly foreign owned enterprise • Incorporated on September 4, 2020 • Subscribed capital of $1,500,000 • A holding company	100% owned by Platinum HK
Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)	• A PRC limited liability company • Incorporated on June 14, 2016 • Subscribed capital of $1,531,722 (RMB 10,000,000) • Stem cell storage and bank	VIE of Yubo Chengdu WFOE
Yubo Jingzhi Biotechnology (ChengDu) Co. Ltd. (“Yubo Jingzhi”)	• A PRC company incorporated on January 21, 2021	100% owned by Yubo Beijing
Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global)	• A PRC company incorporated on December 20, 2020	100% owned by Platinum HK

Name	Background		Ownership
Platinum International Biotech Co. LTD (“Platinum”)	• • •	A Cayman Island company Incorporated on April 7, 2020 A holding company
Platinum International Biotech (Hong Kong) Limited. (“Platinum HK”)	• • •	A Hong Kong company Incorporated on May 4, 2020 A holding company	100% owned by Platinum
Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)	• • • •	A PRC company and deemed a wholly foreign owned enterprise Incorporated on September 4, 2020 Subscribed capital of $1,500,000 A holding company	100% owned by Platinum HK
Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)	• • • •	A PRC limited liability company Incorporated on June 14, 2016 Subscribed capital of $1,531,722 (RMB 10,000,000) Stem cell storage and bank	VIE of Yubo Chengdu WFOE

Schedule of basis of presentation
Name	Periods
Platinum	April 7, 2020 (Inception) – December 31, 2020
Platinum HK	May 4, 2020 (Inception) – December 31, 2020
Yubo Chengdu	September 4, 2020 (Inception) – December 31, 2020
Yubo Beijing	January 1, 2019 – December 31, 2020

Schedule of assets and liabilities
	September 30, 2021	December 31, 2020
Cash	$45,376	$746,613
Receivables	202,726	2,316
Prepaid Expenses	189,087	27,160
Inventory	294,572	67,144
Due from related parties	395,526	429,648
Property and equipment (net)	68,664	79,153
Intangible assets (net)	40,346	54,912
Operating lease right of use assets	309,329	315,207
Lease security deposits	79,393	86,811
Investment in Yubo Jingzhi (A)	87,844	-
Receivables from other consolidating entities (A)	283,217	-
Total assets	1,919,309	1,808,964

Accounts payable and accrued expense	44,818	101,175
Customer deposits	-	11,028
Advances from prospective customers/distributors	747,449	757,896
Due to related parties	326,667	91,951
Operating lease liabilities	79,393	315,207
Payables to other consolidating entities (A)	503,876	-
Total liabilities	1,702,203	1,277,257

Shareholders’ equity	$217,106	$531,707

Schedule of leasehold improvements
Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years

Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years

Schedule of intangible assets
Distribution software	5 years
Patents	20 years

Distribution software	5 years
Patents	20 years